Investment Strategy - Hexis Active Nicotine Engagement ETF	Jan. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in companies that have at least 50% of their revenue attributable to the global tobacco and nicotine sectors (“Tobacco/Nicotine Companies”). Tobacco/Nicotine Companies include companies involved in the cultivation, processing, manufacturing, distribution, and sale of tobacco products and reduced-risk tobacco and nicotine products (“RRPs”), such as vaping products, heated tobacco products and nicotine pouches. To be eligible for inclusion in the Fund’s portfolio, tobacco companies must have generated at least 1% of their tobacco and nicotine revenue from RRPs in their most recent reporting period, and have a strategy to actively grow the contribution from RRPs.

It is the view of Hexis Capital Management Limited (the “Adviser”) that, despite the relatively stable cash flows historically generated by traditional, combustible tobacco products, issuers that successfully transition their business models toward RRPs are best positioned to deliver superior long-term returns to shareholders. While this transformation may require substantial upfront investment, the Adviser believes the long-term outlook for such issuers is favorable, as consumer preferences continue to shift away from combustible products toward alternatives perceived as having lower health risks. Accordingly, companies that adapt to and lead this industry evolution are expected to offer more robust long-term investment opportunities. Conversely, issuers with greater exposure to legacy combustible tobacco products and limited participation in the transition to reduced-harm alternatives may face a gradual decline in cash flows and, as a result, diminished shareholder value over time.

The Fund’s investments in Tobacco/Nicotine Companies will primarily be in the form of direct equity investments, typically common stocks. In addition to equity investments, the Fund’s investments in Tobacco/Nicotine Companies will also include derivative instruments, primarily total return swaps, intended to provide exposure to securities of Tobacco/Nicotine Companies. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets in exchange for receiving periodic payments from the other party based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used for efficient portfolio management for obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.

The Fund may also invest in exchange-traded equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States.

The Fund may invest in companies of any market capitalization, including mid-, small- and micro-capitalization companies. The Fund may also invest in unaffiliated registered investment companies, including index-based ETFs.

In selecting investments for the Fund, the Adviser employs a proprietary Hexis Nicotine Transition Score (“HNTS”) to guide investment decisions and facilitate engagement with tobacco companies. The HNTS scores companies based on three main criteria: (1) the proportion of their business related to RRPs; (2) RRP growth potential; and (3) key governance, engagement and sustainability metrics. The Adviser believes that in addressing the public health burden of smoking-related diseases there are limits to what can be achieved by divestment, and that society is best served by investors engaging responsibly with the tobacco industry and encouraging it to improve its product offerings and business practices. Furthermore, the Fund aims, through active engagement, to encourage listed tobacco stocks to make their businesses more sustainable through accelerating the shift in their business away from harmful tobacco products, such as cigarettes, towards reduced-harm tobacco and nicotine products.

In selecting investments for the Fund, the Adviser uses a bottom-up stock selection process. The investment team uses traditional discounted cash flow (“DCF”) models to value companies, with the HNTS score systematically informing growth assumptions beyond near-term consensus estimates. Equity securities of Tobacco/Nicotine Companies with higher HNTS scores are considered more sustainable long-term investments and may receive greater portfolio weightings if supported by DCF valuations.
The Fund concentrates its investments in the securities of issuers in the tobacco group of industries. Therefore, the Fund invests more than 25% of its total assets in securities issued by companies in the tobacco group of industries. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies. The Fund intends to be taxed as a regulated investment company (“RIC”) and comply with all RIC-related restrictions.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments in the securities of issuers in the tobacco group of industries. Therefore, the Fund invests more than 25% of its total assets in securities issued by companies in the tobacco group of industries.